DEFERRED TAX - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax [Abstract]
Intangible assets - deferred tax assets	$ 5,636	$ 5,742
Intangible assets - deferred tax liability	(3,119)	(3,151)
Trading losses and other allowances	1,491	1,062
Net deferred tax assets	$ 4,008	$ 3,653